Operations of the Bank - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Misiones Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	$ 9,072,397	$ 24,512,527
Deposits liability related to court deposits	1,035,931	1,220,469
Salta Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	6,455,729	5,701,168
Deposits liability related to court deposits	2,200,818	1,873,083
Jujuy Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	8,427,277	16,468,955
Deposits liability related to court deposits	1,908,871	1,763,629
Banco del Tucuman SA [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	17,504,996	21,546,127
Deposits liability related to court deposits	5,129,863	5,338,406
Bank granted loans to government	$ 1,838,221	$ 4,317,862